SA FUNDS – Investment Trust

SA U.S. Fixed Income Fund	SA International Value Fund
SA Global Fixed Income Fund	SA International Small Company Fund
SA U.S. Core Market Fund	SA Emerging Markets Value Fund
SA U.S. Value Fund	SA Real Estate Securities Fund
SA U.S. Small Company Fund

(each a “Fund,” and collectively, the “Funds”)

Supplement dated September 19, 2022 to the Prospectuses, each dated October 28, 2021, as supplemented from time to time

This Supplement amends information in the Funds’ Prospectuses, each dated October 28, 2021, as supplemented from time to time. You may obtain a copy of the Prospectuses and Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-844-366-0905 or on the Internet at http://www.sa-funds.com.

Conversion of Select Class Shares into Investor Class Shares. At a meeting held on September 14, 2022, the Board of Trustees of the Trust (the “Board”) approved the conversion of the Select Class into the Investor Class for each Fund (the “Conversions”). Effective on or about October 26, 2022, each Fund will automatically convert its Select Class shares into its Investor Class shares. In addition, effective at market close on October 25, 2022, Select Class shares of the Funds will no longer be available for purchase. Prior to the Conversions, shareholders holding Select Class shares of a Fund may redeem or exchange their investments as described in the Fund’s Prospectus. Depending on the tax status of the shareholder and whether or not the account is invested through a tax-deferred arrangement such as a 401(k) plan account, such redemption or exchange may be a taxable event resulting in taxable income to the shareholder. Please consult your tax advisor on this issue. The Conversions will not be considered a taxable event for federal income tax purposes.

Fee Changes. In connection with the Conversions, the Board approved changes to the investment advisory fees, administrative fees and shareholder servicing fees payable by the Funds to the investment adviser, Buckingham Strategic Partners, LLC (the “Adviser”), and to the expense limitations for the Investor Class shares of certain Funds, with the result that the total expense ratio of each Fund’s Investor Class shares (and thus of each Fund after the Conversion) will be the same as the expense ratio of the Fund’s corresponding Select Class shares. Effective October 26, 2022 (the “Effective Date”), the shareholder servicing fee for Investor Class shares will be reduced from 0.25% to 0.15%, and the advisory fees and administrative fees payable to the Adviser for the Investor Class shares will be combined into a single fee and reduced as follows:

Fund	Current Advisory Fee[1]	Current	New Advisory and
		Administrative Fee	Administrative Fee[1]
SA U.S. Fixed Income	0.15%	0.10%	0.15%
Fund
SA Global Fixed Income	0.25%	0.10%	0.25%
Fund
SA U.S. Core Market Fund	0.40%	0.10%	0.40%
SA U.S. Value Fund	0.40%	0.10%	0.40%
SA U.S. Small Company	0.40%	0.10%	0.40%
Fund
SA International Value	0.45%	0.10%	0.45%
Fund
SA International Small	0.25%	0.10%	0.25%
Company Fund
SA Emerging Markets	0.45%	0.10%	0.45%
Value Fund
SA Real Estate Securities	0.35%	0.10%	0.35%
Fund

[1]

These figures do not include sub-advisory fees payable by the Funds to the sub-adviser, Dimensional Fund Advisors LP. No changes were made to the Funds’ sub-advisory fees in connection with the Conversions.

In addition, on the Effective Date, the expense limitation in effect for Investor Class shares for certain Funds will be reduced as follows:

Fund	Current Expense Limitation	New Expense Limitation
SA U.S. Fixed Income Fund	0.65%	0.40%
SA Global Fixed Income Fund	0.75%	0.55%
SA U.S. Core Market Fund	0.90%	0.65%
SA U.S. Value Fund	1.00%	0.75%
SA U.S. Small Company Fund	1.10%	0.90%
SA International Value Fund	1.15%	0.90%
SA International Small Company	0.75%	0.55%
Fund
SA Emerging Markets Value Fund	1.24%	1.04%
SA Real Estate Securities Fund	0.95%	0.75%

*        *        *        *        *        *        *        *        *        *

Prospectus Disclosure Changes

On the Effective Date, the following changes shall be made to the Investor Class Shares Prospectus:

1.	All references to Select Class and Select Class shares are deleted, and all references to the Investor Class and Investor Class shares are revised to refer to shares of the Fund.

2.	The “Annual Class Operating Expenses” and expense example tables for each Fund Prospectus are deleted in their entirety and replaced with the corresponding tables below:

SA U.S. Fixed Income Fund

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)[1]
Management fees	0.18%
Shareholder servicing fee	0.15%
Other expenses	0.08%
Total annual fund operating
expenses	0.41%
Fee waiver and/or expense reimbursement[2]	(0.01)%
Total annual fund operating expenses after fee
waiver and/or expense reimbursement	0.40%

[1]	Annual Fund Operating Expenses have been restated to reflect current expenses.
[2]	The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are limited to 0.40%. This expense limitation will remain in effect until October 28, 2025 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$41	$128	$227	$514

SA Global Fixed Income Fund

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)[1]
Management fees	0.28%
Shareholder servicing fee	0.15%
Other expenses	0.07%
Total annual fund operating
expenses	0.50%

[1]	Annual Fund Operating Expenses have been restated to reflect current expenses.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$51	$160	$280	$628

SA U.S. Core Market Fund

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)[1]
Management fees	0.43%
Shareholder servicing fee	0.15%
Other expenses	0.07%
Acquired fund fees and expenses	0.02%
Total annual fund operating
expenses	0.67%

[1]	Annual Fund Operating Expenses have been restated to reflect current expenses.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$68	$214	$373	$835

SA U.S. Value Fund

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)[1]
Management fees	0.50%
Shareholder servicing fee	0.15%
Other expenses	0.08%
Total annual fund operating
expenses	0.73%

[1]	Annual Fund Operating Expenses have been restated to reflect current expenses.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$75	$233	$406	$906

SA U.S. Small Company Fund

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)[1]
Management fees	0.60%
Shareholder servicing fee	0.15%
Other expenses	0.12%
Total annual fund operating
expenses	0.87%

[1]	Annual Fund Operating Expenses have been restated to reflect current expenses.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$89	$278	$482	1,073

SA International Value Fund

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)[1]
Management fees	0.65%
Shareholder servicing fee	0.15%
Other expenses	0.09%
Total annual fund operating
expenses	0.89%

[1]	Annual Fund Operating Expenses have been restated to reflect current expenses.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$91	$284	$493	$1,096

SA International Small Company Fund

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)[1]
Management fees	0.25%
Shareholder servicing fee	0.15%
Other expenses	0.11%
Acquired fund fees and expenses	0.42%
Total annual fund operating
expenses	0.93%

[1]	Annual Fund Operating Expenses have been restated to reflect current expenses.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$95	$296	$515	$1,143

SA Emerging Markets Value Fund

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)[1]
Management fees	0.81%
Shareholder servicing fee	0.15%
Other expenses	0.33%
Total annual fund operating
expenses	1.29%
Fee waiver and/or expense reimbursement[2]	(0.25)%
Total annual fund operating expenses after fee
waiver and/or expense reimbursement	1.04%

[1]	Annual Fund Operating Expenses have been restated to reflect current expenses.
[2]	The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are limited to 1.04%. This expense limitation will remain in effect until October 28, 2025 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$106	$331	$632	$1,487

SA Real Estate Securities Fund

Annual Fund Operating Expenses
(expenses that you pay each year as a
percentage of the value of your investment)[1]
Management fees	0.45%
Shareholder servicing fee	0.15%
Other expenses	0.17%
Total annual fund operating
expenses	0.77%
Fee waiver and/or expense reimbursement[2]	(0.02)%
Total annual fund operating expenses after fee
waiver and/or expense reimbursement	0.75%

[1]	Annual Fund Operating Expenses have been restated to reflect current expenses.

[2]	The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the total annual fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are limited to 0.75%. This expense limitation will remain in effect until October 28, 2025 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund.

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$77	$240	$422	$948

3.	The “Expense Limitation” section on page 71 is deleted in its entirety and replaced with the following:

Expense Limitation

Pursuant to a Fee Waiver and Expense Reimbursement Letter Agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to waive the fees payable to it under the Advisory Agreement, and/or to reimburse the operating expenses allocated to a Fund to the extent the Fund’s operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) exceed, in the aggregate, the rate per annum, as set forth below. The Fee Waiver Agreement with respect to the Funds will remain in effect until October 28, 2025, at which time it may be continued, modified or eliminated and net expenses will be adjusted as necessary.

Fund Expense Limitation
(Shown is the resulting ratio of total annual fund
operating expenses expressed as a percentage)*
SA U.S. Fixed Income Fund	0.40%
SA Global Fixed Income Fund	0.55%
SA U.S. Core Market Fund	0.65%
SA U.S. Value Fund	0.75%
SA U.S. Small Company Fund	0.90%
SA International Value Fund	0.90%
SA International Small Company Fund	0.55%
SA Emerging Markets Value Fund	1.04%
SA Real Estate Securities Fund	0.75%

* Effective October 26, 2022, the SA Funds Fee Waiver Agreement was amended, in connection with the conversion of the Funds’ former Select Class shares into the former Investor Class shares, to reduce the expense cap for the SA U.S. Fixed Income Fund, the SA Global Fixed Income Fund, the SA U.S. Core Market Fund, the SA U.S. Value Fund, the SA U.S. Small Company Fund, the SA International Value Fund, the SA International Small Company Fund, the SA Emerging Markets Value Fund and the SA Real Estate Securities Fund from 0.65%, 0.75%, 0.90%, 1.00%, 1.10%, 1.15%, 0.75%, 1.24% and 0.95%, respectively. Beginning on July 1, 2021, the Adviser voluntarily waived an additional 0.05% of its advisory fees with respect to the former Investor Class shares of the SA U.S. Small Company Fund. Prior to that date, the expense limitation for the former Investor Class shares of the SA U.S. Small Company Fund was 1.15%. Beginning on March 1, 2021, the Adviser voluntarily waived an additional 0.04% of its advisory fees with respect to the SA Emerging Markets Value Fund. Prior to that date, the expense limitation was 1.33% for the former Investor Class shares of the SA Emerging Markets Value Fund. Effective July 1, 2021, the Adviser voluntarily waived an additional 0.05% of its advisory fees for the SA Emerging Markets Value Fund. Prior to that date, the expense limitation was 1.29% for the former Investor Class shares of the SA Emerging Markets Value Fund. Effective October 28, 2021, the SA Funds Fee Waiver Agreement was amended to reflect the previously voluntarily waived fees for the SA U.S. Small Company Fund and the SA Emerging Markets Value Fund.

4.	The “Converting Shares” section on page 74 is deleted in its entirety.

You should retain this Supplement for future reference.

SA Funds – Investment Trust
SEC file number: 811-09195